Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingent Liabilities
Summary of future minimum lease payments
Thousand NIS
2018	5,640
2019	905
2020	821
2021 and thereafter	2,259

Total	9,625